Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2011	2010	2009
Germany	$344,267	$303,954	$296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
	$1,778,359	$1,643,741	$1,455,633

Schedule of income tax benefit from continuing operations by jurisdiction
	2011	2010	2009
Current:
Germany	$67,484	$100,635	$68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
	452,205	557,580	468,267

Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
	148,892	20,765	22,146
	$601,097	$578,345	$490,413

Schedule of income tax expense reconciliation
	2011	2010	2009

Expected corporate income tax expense	$506,121	$471,836	$423,953
Tax free income	(38,926)	(24,088)	(33,284)
Income from at equity investments	(6,883)	(550)	-
Tax rate differentials	140,079	118,495	96,237
Non-deductible expenses	4,536	6,934	3,947
Taxes for prior years	144	11,994	6,663
Change in valuation allowance	5,544	(2,259)	8,950
Noncontrolling partnership interests	(31,300)	(26,870)	(26,876)
Other	21,782	22,853	10,823
Actual income tax expense	$601,097	$578,345	$490,413
Effective tax rate	33.8%	35.2%	33.7%

Schedule of components of deferred tax assets
	2011	2010
Deferred tax assets:
Accounts receivable	$5,943	$28,538
Inventory	42,824	35,172
Property, plant and equipment, intangible and other non current assets	70,652	79,244
Accrued expenses and other liabilities	265,624	257,957
Pensions	87,248	52,773
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	$660,526	$643,786
Less: valuation allowance	(80,418)	(71,799)
Net deferred tax assets	$580,108	$571,987

Deferred tax liabilities:
Accounts receivable	$25,937	$12,549
Inventory	10,899	7,730
Property, plant and equipment, intangible and other non current assets	616,430	522,907
Accrued expenses and other liabilities	24,582	32,747
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	$(200,847)	$(85,915)

Summary of operating loss carryforwards
2012	$24,916
2013	14,363
2014	22,917
2015	18,527
2016	41,705
2017	19,262
2018	17,872
2019	13,167
2020	5,049
2021 and thereafter	4,746
Without expiration date	111,705
Total	$294,229

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2011	2010	2009

Balance at January 1, 2011	$375,900	$410,016	$379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)	-
Foreign currency translation	14,207	(14,518)	(14,221)
Balance at December 31, 2011	$184,829	$375,900	$410,016